Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	497
Document Period End Date	Dec 31, 2011
Registrant Name	First Investors Tax Exempt Funds
Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Mar 21, 2013
Document Effective Date	May 1, 2012
Prospectus Date	May 1, 2012

First Investors Tax Exempt Income Fund | First Investors Tax Exempt Income Fund
First Investors Tax Exempt Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Income Fund		Class A	Class B
Management Fees	[1]	0.59%	0.59%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.11%	0.17%
Total Annual Fund Operating Expenses	[1]	1.00%	1.76%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	671	875	1,096	1,729
Class B	579	854	1,154	1,873

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	671	875	1,096	1,729
Class B	179	554	954	1,873

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Income Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	875
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,096
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,873

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Opportunities Fund | First Investors Tax Exempt Opportunities Fund
First Investors Tax Exempt Opportunities Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Opportunities Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.15%	0.20%
Total Annual Fund Operating Expenses	[1]	1.05%	1.80%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	583	866	1,175	1,919

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	183	566	975	1,919

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Opportunities Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	583
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,919
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,919

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt California Fund | First Investors Tax Exempt California Fund
First Investors Tax Exempt California Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt California Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses	[1]	1.06%	1.76%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt California Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	579	854	1,154	1,889

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt California Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	179	554	954	1,889

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt California Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Connecticut Fund | First Investors Tax Exempt Connecticut Fund
First Investors Tax Exempt Connecticut Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Connecticut Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.15%	0.21%
Total Annual Fund Operating Expenses	[1]	1.05%	1.81%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Connecticut Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	584	869	1,180	1,927

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Connecticut Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	184	569	980	1,927

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Connecticut Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	584
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,927
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,927

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Massachusetts Fund | First Investors Tax Exempt Massachusetts Fund
First Investors Tax Exempt Massachusetts Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Massachusetts Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.19%	0.22%
Total Annual Fund Operating Expenses	[1]	1.09%	1.82%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	585	873	1,185	1,946

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	185	573	985	1,946

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Massachusetts Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	902
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Michigan Fund | First Investors Tax Exempt Michigan Fund
First Investors Tax Exempt Michigan Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Michigan Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.20%	0.24%
Total Annual Fund Operating Expenses	[1]	1.10%	1.84%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Michigan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	587	879	1,195	1,965

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Michigan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	187	579	995	1,965

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Michigan Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,838
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Minnesota Fund | First Investors Tax Exempt Minnesota Fund
First Investors Tax Exempt Minnesota Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Minnesota Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.18%	0.34%
Total Annual Fund Operating Expenses	[1]	1.08%	1.94%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	597	909	1,247	2,041

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	197	609	1,047	2,041

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Minnesota Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	899
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	597
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt New Jersey Fund | First Investors Tax Exempt New Jersey Fund
First Investors Tax Exempt New Jersey Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt New Jersey Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.13%	0.25%
Total Annual Fund Operating Expenses	[1]	1.03%	1.85%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt New Jersey Fund (USD $)	1 year	3 years	5 years	10 years
Class A	674	884	1,111	1,762
Class B	588	882	1,201	1,955

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt New Jersey Fund (USD $)	1 year	3 years	5 years	10 years
Class A	674	884	1,111	1,762
Class B	188	582	1,001	1,955

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt New Jersey Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	884
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,762
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt New York Fund | First Investors Tax Exempt New York Fund
First Investors Tax Exempt New York Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt New York Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.11%	0.18%
Total Annual Fund Operating Expenses	[1]	1.01%	1.78%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt New York Fund (USD $)	1 year	3 years	5 years	10 years
Class A	672	878	1,101	1,740
Class B	581	860	1,164	1,892

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt New York Fund (USD $)	1 year	3 years	5 years	10 years
Class A	672	878	1,101	1,740
Class B	181	560	964	1,892

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt New York Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	878
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,740
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	672
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	878
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,740
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	581
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,892

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt North Carolina Fund | First Investors Tax Exempt North Carolina Fund
First Investors Tax Exempt North Carolina Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt North Carolina Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.15%	0.25%
Total Annual Fund Operating Expenses	[1]	1.05%	1.85%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt North Carolina Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	588	882	1,201	1,960

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt North Carolina Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	188	582	1,001	1,960

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt North Carolina Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,960
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,960

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Ohio Fund | First Investors Tax Exempt Ohio Fund
First Investors Tax Exempt Ohio Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Ohio Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.18%	0.26%
Total Annual Fund Operating Expenses	[1]	1.08%	1.86%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Ohio Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	589	885	1,206	1,976

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Ohio Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	189	585	1,006	1,976

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Ohio Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	899
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	589
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Oregon Fund | First Investors Tax Exempt Oregon Fund
First Investors Tax Exempt Oregon Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Oregon Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.15%	0.22%
Total Annual Fund Operating Expenses	[1]	1.05%	1.82%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Oregon Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	585	873	1,185	1,935

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Oregon Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	185	573	985	1,935

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Oregon Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Pennsylvania Fund | First Investors Tax Exempt Pennsylvania Fund
First Investors Tax Exempt Pennsylvania Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Pennsylvania Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.16%	0.29%
Total Annual Fund Operating Expenses	[1]	1.06%	1.89%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Pennsylvania Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	592	894	1,221	1,995

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Pennsylvania Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	192	594	1,021	1,995

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Pennsylvania Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	592
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,995
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,995

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

First Investors Tax Exempt Virginia Fund | First Investors Tax Exempt Virginia Fund
First Investors Tax Exempt Virginia Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Virginia Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.16%	0.21%
Total Annual Fund Operating Expenses	[1]	1.06%	1.81%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Virginia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	584	869	1,180	1,930

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Virginia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	184	569	980	1,930

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Virginia Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	584
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,930

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012